Label	Element	Value
Global X Funds | Global X Interest Rate Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Interest Rate Hedge ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(the “Trust”)

Global X Interest Rate Hedge ETF (IRHG) (the “Fund”)

SUPPLEMENT DATED OCTOBER 17, 2022
TO THE SUMMARY PROSPECTUS DATED JUNE 2, 2022, AS REVISED ON JUNE 22, 2022, THE STATUTORY PROSPECTUS DATED MAY 20, 2022, AS REVISED ON JUNE 22, 2022, AND THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MAY 20, 2022, AS REVISED ON JUNE 22, 2022, EACH AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, the Statutory Prospectus and the SAI, as applicable.

As of November 14, 2022, all references to the Fund's ticker symbol in the Fund's Summary Prospectus, Statutory Prospectus and SAI are hereby deleted in their entirety and replaced with the information in the last column in the table below:

Current Ticker Symbol	New Ticker Symbol
IRHG	RATE

Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X Interest Rate Hedge ETF | Global X Interest Rate Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RATE